Commitments and Contingencies (Tables)	6 Months Ended
Dec. 31, 2024
Commitments and Contingencies [Abstract]
Schedule of Contractual Obligationsof Lease Management Expenses	The following table sets forth our contractual obligations of lease management expenses as of December 31, 2024:
Lease management expenses
Within 1 year	44,921
1-2 years	116,046
Total	160,967